CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 20,006	$ 18,795
Short term bank deposits	28,123	13,107
Investment in marketable securities (Note 4)	27,203	23,693
Restricted investment in marketable securities (Notes 3,6)	954	769
Accounts receivable:
Trade	754	314
Other	373	471
TOTAL CURRENT ASSETS	77,413	57,149
NON-CURRENT ASSETS:
Investment in marketable securities (Note 4)	14,600	32,285
Investment in long term bank deposits		15,130
Property and equipment, net	796	646
Other	35	35
TOTAL NON-CURRENT ASSETS	15,431	48,096
TOTAL ASSETS	92,844	105,245
CURRENT LIABILITIES:
Current maturities of bank borrowing	32	31
Accounts payable and accruals:
Trade	1,342	1,353
Deferred revenues		29
Other	1,571	2,169
Loan from the BIRD foundation		476
TOTAL CURRENT LIABILITIES	2,945	4,058
LONG-TERM LIABILITIES:
Bank borrowing	4	20
Liability for employee severance benefits	379	365
TOTAL LONG-TERM LIABILITIES	383	385
TOTAL LIABILITIES	3,328	4,443
COMMITMENTS (Note 6)
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.16 par value - authorized: 50,000,000 Ordinary Shares as of June 30, 2016 and December 31, 2015; issued and outstanding: 30,661,632 and 30,639,134 Ordinary Shares as of June 30, 2016 and December 31, 2015, respectively	1,285	1,284
Additional paid-in capital	147,107	145,878
Accumulated deficit	(58,931)	(46,230)
Accumulated other comprehensive income (loss)	55	(130)
TOTAL SHAREHOLDERS' EQUITY	89,516	100,802
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 92,844	$ 105,245